OTHER CREDITS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other credits	$ 0	$ 12,369
Change other credits	$ 12,369
Percentage of change other credits	100.00%
Judicial Deposit [Member]
Other credits	$ 0	$ 12,369
Change other credits	$ 12,369
Percentage of change other credits	100.00%